Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Instruments [Line Items]
Interest rate yield	120 days
Post-tax profit	$ 14,959	$ 14,959
European Lithium Ltd [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 630,125	650,539
ECM Lithium AT GmbH [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 53,983
Tanbreez Mining Greenland [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 1,252,590
Foreign Currency Risk [Member] | European Lithium Ltd [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 515,557	532,259
Foreign Currency Risk [Member] | ECM Lithium AT GmbH [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 44,168
Foreign Currency Risk [Member] | Tanbreez Mining Greenland [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 1,024,847
Interest Rate Risk [Member]
Financial Instruments [Line Items]
Entire cash amount	102,476,578	7,297,328
Prepayment	15,359,960	15,470,178
Post-tax profit	$ 14,959	$ 14,959